Commitments (Details 1) - ETH Bioenergia [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
LegalEntityLineItems [Line Items]
Gross revenue from sugarcane	R$ 81,375	R$ 59,811	R$ 85,916
Lease agreement - Partnership (II) [Member]
LegalEntityLineItems [Line Items]
Gross revenue from sugarcane	R$ 1,877	R$ 2,081	R$ 2,150